Investments - Schedule of Investment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Investments in liquid and short-term mutual funds	₨ 0	₨ 117
Term deposits	₨ 453	₨ 308